Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 28,037	$ (9,138)	$ (12,765)	$ 9,511
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for bad debt		428	1,286	20
Provision for obsolete inventories		(281)	(255)	1,036
Director share-based compensation	166
Depreciation and amortization	6,920	5,246	11,869	8,542
Loss on disposition of assets			232	1,300
Change in fair value of investments	(27)		10	168
Change in fair value of derivative liability	(19)	(42)	(69)	(25)
Change in fair value of warrant liability	(12,598)	11,313	24,901	1,711
Change in fair value of earnout share liability	(7,034)	7,672	10,858	10,807
Deferred income taxes	(204)	(854)	(119)	(915)
Changes in operating assets and liabilities:
Trade accounts receivable	(15,087)	(12,894)	(22,376)	(5,002)
Deferred income taxes				466
Inventories	(8,887)	(13,721)	(27,820)	(10,696)
Prepaid expenses and other current assets	816	198	(1,392)	(761)
Other assets	(5,546)	(4,297)	(11,644)	1,852
Trade accounts payable	16,043	12,685	15,734	11,846
Taxes payable			14,006	4,465
Labor liabilities			221	530
Customer advances on uncompleted contracts	373	8,254	6,341	(18,461)
Related parties	(4,839)	(2,740)	(8,226)	(19,132)
Other current liabilities	(5,487)	5,418
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(7,373)	7,247	792	(4,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	417	435	1,913	2,343	[1]
Proceeds from sale of property and equipment		34	4,470	3,609
Purchase of investments	(22,765)	(1,148)	(877)	(1,118)	[1]
Acquisition of property and equipment	(5,113)	(15,188)	(14,901)	(24,848)
Restricted cash				3,633
CASH USED IN INVESTING ACTIVITIES	(27,461)	(15,867)	(9,395)	(16,381)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	156,200	57,462	112,805	87,109
Repayments of debt	(109,993)	(49,093)
Proceeds from the sale of common stock				1,000
Proceeds from the exercise of warrants				821
Repayments of debt and capital leases			(102,356)	(77,924)
Merger proceeds held in trust				22,519
CASH PROVIDED BY FINANCING ACTIVITIES	46,207	8,369	10,449	33,525
Effect of exchange rate changes on cash and cash equivalents	(334)	339	720	730
NET INCREASE IN CASH	11,039	88	2,566	13,064
Cash and equivalents - Beginning of period	18,496	15,930	15,930	2,866
Cash and equivalents - End of period	29,535	16,018	18,496	15,930
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	4,063	3,239	6,916	7,451
Taxes	13,677	7,188	13,212	3,101
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under capital lease and financial obligations	$ 11,438	$ 20,180	65,319	27,778
Assets acquired with issuance of common stock				$ 4,000

[1]	Cash flow from investing activities - Cash flows from the sale and purchase of investments were being netted within cash flow from investing activites amounting to $1,518. The Company is now presenting the sales and purchases of investments on a gross basis within cash flow from investing activites. This did not result in a change in total cash flow from investing activities in 2014.